Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Non-Qualified Stock Option Agreement (Inducement Award) Common Stock, $0.00001 par value per share
Amount Registered | shares	2,169,103
Proposed Maximum Offering Price per Unit	7.63
Maximum Aggregate Offering Price	$ 16,550,255.89
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,285.59
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock, $0.00001 par value per share (the "Common Stock"), which may become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices reported for the Common Stock on the Nasdaq Global Market on May 18, 2026. (c) Represents shares of the Registrant's Common Stock issuable upon the exercise of non-qualified stock options granted to one newly-hired employee pursuant to the Form of Non-Qualified Stock Option Agreement (Inducement Award) as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Unit Award Agreement (Inducement Award) Common Stock, $0.00001 par value per share
Amount Registered | shares	600,118
Proposed Maximum Offering Price per Unit	7.63
Maximum Aggregate Offering Price	$ 4,578,900.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 632.35
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of the Common Stock, which may become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices reported for the Common Stock on the Nasdaq Global Market on May 18, 2026. (c) Represents shares of the Registrant's Common Stock issuable upon the settlement of restricted stock units granted to one newly-hired employee pursuant to the Form of Restricted Stock Unit Award Agreement (Inducement Award), as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Performance-Based Restricted Stock Unit Award Agreement (Inducement Award) Common Stock, $0.00001 par value per share
Amount Registered | shares	553,844
Proposed Maximum Offering Price per Unit	7.63
Maximum Aggregate Offering Price	$ 4,225,829.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 583.59
Offering Note	(a) Pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional shares of the Common Stock, which may become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant's outstanding shares of Common Stock. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based on the average of the high and low prices reported for the Common Stock on the Nasdaq Global Market on May 18, 2026. (c) Represents shares of the Registrant's Common Stock issuable upon the settlement of performance-based restricted stock units granted to one newly-hired employee pursuant to the Form of Performance-Based Restricted Stock Unit Award Agreement (Inducement Award) as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).